RELATED PARTY TRANSACTIONS, Loans Acquired From Affiliate (FY) (Details)	5 Months Ended
Dec. 31, 2020 USD ($) shares
Loans Acquired from Affiliate [Abstract]
Acquired loans at fair value for issuance of stock | $	$ 46,802,841
Issuance of common stock (in shares) | shares	3,342,500